SCHEDULE OF ESTIMATED AMORTIZATION CAPITALIZED SOFTWARE (Details)	Dec. 31, 2022 USD ($)
Capitalized Software
2023	$ 313,975
2024	248,125
2025	187,755
Total	$ 749,855